SCHEDULE OF DEFERRED INCOME TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Property, plant and equipment	$ 4,644	$ 4,252
Deferred Tax Assets, Net operating loss carryforward	26,514	18,056
Temporary differences due to restatement		5,166
Total deferred tax assets	31,158	27,474
Valuation allowance	(10,042)	(8,582)
Deferred tax assets, net of valuation allowance	21,116	18,892
Deferred Tax Liabilities, Property, plant and equipment	(4,335)	$ (4,100)	$ (4,086)
Deferred Tax Liabilities, Intangible assets	(15,408)		(18,528)
Temporary differences due to restatement			5,166
Temporary differences due to restatement			(5,166)
Total deferred tax liabilities	(19,743)		(27,780)
Net deferred tax liability	1,373		8,888
Net deferred tax liability	$ (1,373)		$ (8,888)